Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables	$ 324,065,462	$ 290,187,993
Chilean Peso
Trade and other receivables	191,979,443	183,948,334
Argentinean Pesos
Trade and other receivables	67,553,470	55,526,379
US Dollar
Trade and other receivables	34,113,849	27,810,990
Euro
Trade and other receivables	10,152,559	9,326,882
Unidades de Fomento
Trade and other receivables	2,678,592	2,590,736
Uruguayan Peso
Trade and other receivables	5,128,068	4,372,909
Paraguayan Guaraní
Trade and other receivables	8,774,244	5,495,532
Bolivian
Trade and other receivables	1,340,388	0
Others Currencies
Trade and other receivables	$ 2,344,849	$ 1,116,231